Equity (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of authorized shares

	Shares
	Fixed Class I	Variable Class II	Total shares
Series A shares (1)	24,180	1,165,952,497	1,165,976,677
Series B shares (1)	—	—	—
	24,180	1,165,952,497	1,165,976,677
Treasury shares (Note 18)	—	(16,295,299)	(16,295,299	)(1)
	24,180	1,149,657,198	1,149,681,378
(1)	During the year ended December 31, 2024, a total of 1,393,518 forfeited shares have been included as part of treasury shares.

As of December 31, 2023, the total number of the Company’s authorized shares was 1,165,976,677, represented by common registered shares, issued and with no par value, fully subscribed and paid, comprised as follows:

	Shares
	Fixed Class I	Variable Class II	Total shares
Series A shares (1)	24,180	1,165,952,497	1,165,976,677
Series B shares (1)	—	—	—
	24,180	1,165,952,497	1,165,976,677
Treasury shares (Note 18)	—	(14,525,694)	(14,525,694	)(1)
	24,180	1,151,426,803	1,151,450,983
(1)	During the year ended December 31, 2023, a total of 330,453 forfeited shares have been included as part of treasury shares.

Schedule of basic and diluted earnings (loss) per share

	As of December 31,
	2024		2023		2022
Net income (loss) for the period	US$	126,375	US$	7,819	US$	(80,224)
Weighted average number of shares outstanding (in thousands):
Basic		1,150,743		1,152,609		1,155,030
Diluted		1,165,859		1,165,451		1,165,135
Earnings (loss) per share:
Basic	US$	0.110	US$	0.007	US$	(0.069)
Diluted	US$	0.108	US$	0.007	US$	(0.069)